Business Combinations - Intangible Assets Identified (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Remainder of 2016		$ 25
2017		25
2018		22
2019		18
2020		13
Fair value of intangible assets acquired	$ 34	$ 51
Weighted-average amortization period for intangible assets	5 years 11 months
Contract rights - member list
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Fair value of intangible assets acquired	$ 28
Weighted-average amortization period for intangible assets	5 years
Provider network
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Fair value of intangible assets acquired	$ 6
Weighted-average amortization period for intangible assets	10 years
Health Plans
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Weighted-average amortization period for intangible assets		6 years 5 months
Health Plans | Contract rights - member list
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Fair value of intangible assets acquired		$ 23
Weighted-average amortization period for intangible assets		5 years
Health Plans | Provider network
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Fair value of intangible assets acquired		$ 9
Weighted-average amortization period for intangible assets		10 years
Other
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Weighted-average amortization period for intangible assets		4 years 2 months
Other | Contract licenses
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Fair value of intangible assets acquired		$ 5
Weighted-average amortization period for intangible assets		2 years
Other | Contract rights - member list
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Fair value of intangible assets acquired		$ 14
Weighted-average amortization period for intangible assets		5 years
Q1 2016 Acquisitions
Amortization of Intangible Assets Acquired by Fiscal Year Maturity
Remainder of 2016	$ 6
2017	6
2018	6
2019	6
2020	6
2021	$ 1